Inventories	12 Months Ended
Dec. 31, 2023
Inventories [abstract]
Inventories
10.
Inventories

	December 31, 2022
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,316,039	(105,630)	3,210,409

	December 31, 2023
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,754,911	(186,263)	2,568,648

The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Cost of revenue	20,103,735	18,611,515	17,723,687
Loss on abandonment	552	9,448	2,483
Allowance for (reversal of) inventory valuation and obsolescence loss	41,770	(15,956)	80,633
	20,146,057	18,605,007	17,806,803

a)
Allowance for inventory valuation and obsolescence loss was recognized due to the change in net realizable value.
b)
No inventories of the Group were pledged to others.